Consolidated statement of changes in equity - SEK (kr) kr in Millions		Total	Capital stock [member]	Additional paid in capital [member]	Other reserves [member]	Retained earnings [member]	Stockholder's equity [member]	Non-controlling interests [member]
Beginning balance (Adjusted Balance) at Dec. 31, 2018		kr 87,521	kr 16,672	kr 24,731	kr 965	kr 44,361	kr 86,729	kr 792
Beginning balance at Dec. 31, 2018		87,770	16,672	24,731	965	44,610	86,978	792
Opening balance adjustment | Increase Decrease Due to Changes in Accounting Policy Required By IFRSs [member]		(249)				(249)	(249)
Net income		1,840				2,223	2,223	(383)
Remeasurements of defined benefits pension plans including asset ceiling		(6,182)				(6,182)	(6,182)
Revaluation of borrowings due to change in credit risk		(651)			(651)		(651)
Tax on items that will not be reclassiﬁed to proﬁt or loss		1,363			134	1,229	1,363
Gains/losses arising during the period		(290)			(290)		(290)
Changes in translation reserves		1,925			1,889		1,889	36
Reclassification to profit and loss		54			54		54
Share of other comprehensive income of JV and associated companies		131			131		131
Tax on items that have been or may be reclassiﬁed to proﬁt or loss		60			60		60
Other comprehensive income (loss), net of tax		(3,590)			1,327	(4,953)	(3,626)	36
Total comprehensive income (loss)		(1,750)			1,327	(2,730)	(1,403)	(347)
Sale of own shares		197				197	197
Long-term variable compensation plans		377				377	377
Dividends paid		(4,450)				(3,301)	(3,301)	(1,149)
Transactions with non-controlling interests		(17)				(40)	(40)	23
Ending balance at Dec. 31, 2019		81,878	16,672	24,731	2,292	38,864	82,559	(681)
Net income		17,623				17,483	17,483	140
Remeasurements of defined benefits pension plans including asset ceiling		(4,618)				(4,614)	(4,614)	(4)
Revaluation of borrowings due to change in credit risk		99			99		99
Tax on items that will not be reclassiﬁed to proﬁt or loss		880			(20)	899	879	1
Gains/losses arising during the period		136			136		136
Reclassification to profit and loss		281			281		281
Changes in translation reserves		(5,376)			(5,434)		(5,434)	58
Reclassification to profit and loss		124			124		124
Share of other comprehensive income of JV and associated companies		(81)			(81)		(81)
Tax on items that have been or may be reclassiﬁed to proﬁt or loss		(86)			(86)		(86)
Other comprehensive income (loss), net of tax		(8,641)			(4,981)	(3,715)	(8,696)	55
Total comprehensive income (loss)		8,982			(4,981)	13,768	8,787	195
Sale of own shares		163				163	163
Long-term variable compensation plans		150				150	150
Dividends paid		(5,996)				(4,985)	(4,985)	(1,011)
Ending balance at Dec. 31, 2020		85,177	16,672	24,731	(2,689)	47,960	86,674	(1,497)
Net income		22,980				22,694	22,694	286
Remeasurements of defined benefits pension plans including asset ceiling		3,537				3,532	3,532	5
Revaluation of borrowings due to change in credit risk		31			31		31
Tax on items that will not be reclassiﬁed to proﬁt or loss		(682)			(6)	(675)	(681)	(1)
Gains/losses arising during the period		(542)			(542)		(542)
Reclassification to profit and loss		(96)			(96)		(96)
Changes in translation reserves	[1]	3,342			3,556		3,556	(214)
Reclassification to profit and loss	[1]	46			46		46
Share of other comprehensive income of JV and associated companies		28			28		28
Tax on items that have been or may be reclassiﬁed to proﬁt or loss		126			126		126
Other comprehensive income (loss), net of tax		5,790			3,143	2,857	6,000	(210)
Total comprehensive income (loss)		28,770			3,143	25,551	28,694	76
Sale of own shares		42				42	42
Long-term variable compensation plans		93				93	93
Dividends paid	[2]	(6,889)				(6,658)	(6,658)	(231)
Transactions with non-controlling interests		(94)				(70)	(70)	(24)
Ending balance at Dec. 31, 2021		kr 107,099	kr 16,672	kr 24,731	kr 454	kr 66,918	kr 108,775	kr (1,676)

[1]	Changes in cumulative translation adjustments include changes regarding revaluation of goodwill in local currency of SEK 2,646 million (SEK -3,359 million in 2020 and SEK 966 million in 2019), and realized gain/losses net from divested/liquidated companies, SEK 46 million (SEK 124 million in 2020 and SEK 54 million in 2019).
[2]	Dividends paid per share amounted to SEK 2.00 (SEK 1.50 in 2020 and SEK 1.00 in 2019).